PROPERTY AND EQUIPMENT, NET (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation	$ 5,165	$ 4,478	$ 4,666
Reduction in cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use	$ 576	$ 753